SHARE CAPITAL - Additional Information (Details) NOK / shares in Units, $ / shares in Units, NOK in Millions		1 Months Ended			3 Months Ended	6 Months Ended
	Aug. 01, 2016 $ / shares shares	Aug. 31, 2016	Feb. 29, 2016 USD ($) shares	Feb. 29, 2016 NOK NOK / shares shares	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) shares	Dec. 16, 2016 $ / shares shares	Oct. 24, 2016 $ / shares	Sep. 26, 2016 shares	Sep. 23, 2016 USD ($) $ / shares shares	Sep. 22, 2016 USD ($) $ / shares shares	Jul. 31, 2016 $ / shares shares	Feb. 22, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 shares
Class of Stock [Line Items]
Common stock, value, authorized | $														$ 6,000,000.00
Common stock authorized (in shares)														600,000,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.05								$ 0.01	$ 0.05
Net proceeds from share issuance | $			$ 205,400,000		$ 205,400,000	$ 205,354,000	$ 0
Proceeds from the issuance of private placement, gross | $			208,000,000		208,000,000
Payment of stock issuance costs | $			$ 2,600,000		$ 2,600,000
Number of outstanding common shares (in shares)						105,948,238									34,535,127
Common Stock
Class of Stock [Line Items]
Shares issued						357,053,291	92,554,087
Number of outstanding common shares (in shares)						529,728,928	172,675,637								172,675,637	80,121,550
Common Stock | Private Placement
Class of Stock [Line Items]
Shares issued			343,684,000	343,684,000
Share price (in USD per share) | NOK / shares				NOK 5.00
Proceeds from sale of equity			$ 200,000,000	NOK 1,700.0
Share trading restriction period			6 months	6 months
Common Stock | Subsequent Offering
Class of Stock [Line Items]
Common stock authorized (in shares)				34,368,400
Shares issued			13,369,291	13,369,291
Share price (in USD per share) | NOK / shares				NOK 5.00
Proceeds from sale of equity			$ 20,000,000	NOK 171.8
Subsequent Event
Class of Stock [Line Items]
Common stock, value, authorized | $											$ 7,500,000	$ 6,000,000
Common stock authorized (in shares)											150,000,000	120,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.05							$ 0.05	$ 0.05		$ 0.05	$ 0.05	$ 0.01
Number of outstanding common shares (in shares)	105,945,238							105,965,192		105,945,238			529,728,928
Reverse share split, conversion ratio	0.2	0.2
Scenario, Previously Reported
Class of Stock [Line Items]
Number of outstanding common shares (in shares)						529,728,928									172,675,637